Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO [1,2]	Compensation Actually Paid to PEO [1]	Average Summary Compensation Table Total for Non-PEO NEOs [1,4]	Average Compensation Actually Paid to Non-PEO NEOs [1,5]	Value of Initial Fixed $100 Investment Based on Total Shareholder Return [6]	Net Income (millions) [7]
2025	$71,217	$71,217	$1,316,861	$989,127	$8	($185.1)
2024	$63,536	$63,536	$2,399,937	$760,350	$12	($310.6)
2023	$100,151	$100,151	$1,782,960	$138,937	$50	$18.3

1.	The PEO and NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Kenneth D. Tuchman	Kenneth "Kenny" R. Wagers, John P. Abou
2024	Kenneth D. Tuchman	Kenneth "Kenny" R. Wagers, Francois Bourret, Michelle "Shelly" R. Swanback, David J. Seybold, Margaret B. McLean
2023	Kenneth D. Tuchman	Michelle "Shelly" R. Swanback, Francois Bourret, Dustin J. Semach, David J. Seybold, Margaret B. McLean

2.	Amounts reflect the average of Summary Compensation Table Total Pay for our PEO for each corresponding year.
3.	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). Since Mr. Tuchman does not currently receive equity grants, there are no equity adjustments recorded, and the dollar amounts reflect the actual amount of compensation earned during the applicable year.
4.	The amounts reported under "Average Summary Compensation Table Total" for non-PEO NEOs represent the average of the amounts reported for the Company's Non-PEO NEOs as a group in the 'Total' column of the Summary Compensation Table in each applicable year.
5.	The amounts in column "Average Compensation Actually Paid" for non-PEO NEOs represent the average amount of compensation paid to the non-PEO NEOs as a group, in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the "Reconciliation of Summary Compensation Table to Compensation Actually Paid for non-PEO NEOs" table below were made to the non-PEO NEOs’ total compensation for each year to determine the compensation actually paid.
6.	Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2022 through the end of the applicable fiscal year, assuming reinvestment of dividends.
7.	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

Leadership Transition and Pay for Performance Compensation Context

The increase in average non-PEO NEO compensation during the 2023–2025 period reflects the recruitment of new senior leadership — not discretionary increases tied to company performance outcomes.

TTEC's Chief Financial Officer, Kenny Wagers, joined the Company in March 2024, and John Abou, President for the TTEC Engage business segment, joined mid-year 2024. Both were recruited specifically to lead the Company's operational and financial transformation during a period of significant headwinds affecting the CX outsourcing industry. Their compensation packages reflect competitive market rates necessary to attract executives of their caliber from large multinational organizations, and a meaningful portion of their pay is structured at risk, tied to multi-year revenue and adjusted EBITDA performance targets.

The Company believes that investing in experienced operational leadership during this transitional period is essential to

TTEC's long-term value creation, and that the structure of executive compensation, with a significant performance-contingent component at risk reflects that conviction.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

The following table details all adjustments made to non-PEO NEO compensation to determine 2025 Compensation Actually Paid.

Fiscal Year	Summary Compensation Table Total	(Minus): Grant Date Value of Equity Awards Granted in the Fiscal Year	Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Comp- ensation	Compensation Actually Paid
2025	$1,316,861	($68,948)	$43,430	($249,731)	$29,620	($82,106)	$0	$0	$989,127
2024	$2,399,937	($1,707,996)	$686,372	($441,083)	$0	($176,879)	$0	$0	$760,350
2023	$1,782,960	($1,260,497)	$300,520	($546,207)	$0	($38,247)	($99,593)	$0	$138,937

For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date value of the awards as reported in the Summary Compensation Table.

Named Executive Officers, Footnote
1.	The PEO and NEOs included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEOs
2025	Kenneth D. Tuchman	Kenneth "Kenny" R. Wagers, John P. Abou
2024	Kenneth D. Tuchman	Kenneth "Kenny" R. Wagers, Francois Bourret, Michelle "Shelly" R. Swanback, David J. Seybold, Margaret B. McLean
2023	Kenneth D. Tuchman	Michelle "Shelly" R. Swanback, Francois Bourret, Dustin J. Semach, David J. Seybold, Margaret B. McLean

PEO Total Compensation Amount	$ 71,217	$ 63,536	$ 100,151
PEO Actually Paid Compensation Amount	71,217	63,536	100,151
Non-PEO NEO Average Total Compensation Amount	1,316,861	2,399,937	1,782,960
Non-PEO NEO Average Compensation Actually Paid Amount	$ 989,127	760,350	138,937
Adjustment to Non-PEO NEO Compensation Footnote

The following table details all adjustments made to non-PEO NEO compensation to determine 2025 Compensation Actually Paid.

Fiscal Year	Summary Compensation Table Total	(Minus): Grant Date Value of Equity Awards Granted in the Fiscal Year	Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Comp- ensation	Compensation Actually Paid
2025	$1,316,861	($68,948)	$43,430	($249,731)	$29,620	($82,106)	$0	$0	$989,127
2024	$2,399,937	($1,707,996)	$686,372	($441,083)	$0	($176,879)	$0	$0	$760,350
2023	$1,782,960	($1,260,497)	$300,520	($546,207)	$0	($38,247)	($99,593)	$0	$138,937

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 8	12	50
Net Income (Loss)	$ (185,100,000)	(310,600,000)	18,300,000
PEO Name	Kenneth D. Tuchman
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (68,948)	(1,707,996)	(1,260,497)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,430	686,372	300,520
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,731)	(441,083)	(546,207)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,620	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,106)	(176,879)	(38,247)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(99,593)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0